Significant Accounting Policies Significant Accounting Policies (Goodwill) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 2,257,800,000	$ 401,700,000	$ 401,700,000
Texas
Goodwill [Line Items]
Goodwill	1,168,200,000	325,400,000	325,400,000
Louisiana
Goodwill [Line Items]
Goodwill	786,800,000	0	0
Oklahoma
Goodwill [Line Items]
Goodwill	190,300,000	76,300,000	76,300,000
Ohio River Valley
Goodwill [Line Items]
Goodwill	112,500,000	0	0
EnLink Midstream Holdings, LP
Goodwill [Line Items]
Increase in the Partnership's goodwill	$ 1,900,000,000